Other financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial liabilities
Non-Current	$ 22,035	$ 24,602
Current	11,408	48,117
Total	33,443	72,719
Reindus loan
Other financial liabilities
Non-Current	15,556	17,193
Current	8,650	7,804
Total	24,206	24,997
SEPI Loan
Other financial liabilities
Current		37,074
Total		37,074
Other financial liabilities
Other financial liabilities
Non-Current	6,479	7,409
Current	2,758	3,239
Total	$ 9,237	$ 10,648